Subsequent Events (Details)	1 Months Ended
Mar. 31, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description	the Group issued an aggregate of 2,450,000 deferred shares to third-party consultants in exchange for their services over the next two years.